COST OF REVENUE (Tables)	6 Months Ended
Jun. 30, 2023
SCHEDULE OF COST OF REVENUE	Cost of revenue incurred are comprised of the following:
	June 30, 2023	June, 2022
Salaries and benefits	$262,845	$255,037
Software and other	24,880	13,663
Depreciation	775	1,464
	$288,500	$270,164